Schedule of deposits, prepaid expenses and other assets (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to suppliers	$ 328,198	$ 448,384	$ 304,821
Deposits	48,983	66,921	31,403
Deposits	16,854	23,026
Prepaid expenses	462,691	632,127	111,753
Other receivables	470,049	642,181	148,174
Deposits prepaid expenses and other current assets	1,326,775	1,812,639	596,151
Prepaid expenses	298,653	408,020
Prepaid expenses	298,653
Deposits prepaid expenses and other assets	$ 1,625,428	$ 2,220,659	$ 596,151